7. Capital Stock (Details 1) - Options - CAD / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Options	505,000	505,000	0	0
Granted	0	505,000
Weighted average exercise price	CAD 1.73	CAD 1.73	CAD 0	CAD 0
Weighted average exercise price, Granted	CAD 0	CAD 1.73